UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                     Franklin Gold and Precious Metals Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                     -------------

Date of fiscal year end: 07/31
                         -----

Date of reporting period: 01/31/06
                          --------

      Item 1. Reports to Stockholders.


                               [GRAPHIC OMITTED]
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                                                                JANUARY 31, 2006
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                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER         SECTOR
--------------------------------------------------------------------------------
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                     FRANKLIN GOLD AND
                    PRECIOUS METALS FUND           Eligible shareholders can
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                                                   See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Gold and Precious Metals Fund ....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   23

Tax Designation ...........................................................   31

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

Semiannual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of companies that mine, process or deal in gold or other precious metals.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's semi-annual report for the period ended January 31, 2006.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +72.35% cumulative total return for the six months ended January 31, 2006. The Fund outperformed the broad Standard & Poor's 500 Index's (S&P 500's) +4.67% total return and the sector-specific FTSE Gold Mines Index's +66.57% price return during the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2006, U.S. economic expansion moderated as gross domestic product (GDP) increased just 1.6% and productivity fell 0.5% in the fourth quarter of 2005. The slowdown was mostly the result of softness in key areas such as consumer, federal and business spending. Slower export growth combined with greater demand for imported goods and materials fueled a widening trade gap.

The labor market firmed as employment increased and the unemployment rate dropped from 5.0% to 4.7% 2. Labor costs increased during the reporting period. Personal income rose and hiring rebounded in many industries.

1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.

                                                            Semiannual Report |3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/06

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Canada                                         37.6%

South Africa                                   26.7%

U.S.                                           12.8%

Australia                                      10.7%

U.K.                                            3.6%

Peru                                            2.7%

Papua New Guinea                                1.6%

Short-Term Investments & Other Net Assets       4.3%

Oil prices remained high during the period, largely due to potential long-term supply disruptions and strong growth in global demand, especially from China and India. Natural gas prices rose during the second half of 2005 mainly because of expected rising demand with the onset of winter; however, near period-end prices retreated somewhat amid milder-than-expected weather conditions. Even with high commodity prices, inflation remained relatively contained for the 12 months ended January 31, 2006, as measured by the 2.1% rise for the core Consumer Price Index (CPI). 3

Despite this inflation picture, the Federal Reserve Board raised the federal funds target rate from 3.25% to 4.50%. Compared with the rise in short-term interest rates, long-term rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth. As short-term interest rates rose more than intermediate- and long-term rates, the yield curve flattened.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +3.32%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +4.67% and +6.05%. 4

Precious metals prices were strong for the past six months, with all of the major metals posting significant gains. Gold bullion started the reporting period at $430 per ounce and closed at $569 per ounce, the highest price since January 1981. This 32% surge in price coincided with a dramatic rise in investment in gold exchange traded funds (ETFs). Silver moved up 37% from $7.20 per ounce to $9.84 per ounce, the highest price since March 1984. Platinum climbed 21% from $896 per ounce to $1,081 per ounce, reaching an all-time high. Palladium began at a very depressed level of $193 per ounce, but rebounded dramatically and ended the period 52% higher at $294 per ounce.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Please see footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

4| Semiannual Report

PRECIOUS METALS PRICES (8/1/05-1/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Gold         Palladium       Platinum
08/01/05       429.80         193.00          896.00
08/01/05       432.20         193.50          906.50
08/02/05       432.30         192.50          903.00
08/03/05       436.80         194.50          914.50
08/04/05       437.60         191.50          907.50
08/05/05       437.30         191.50          909.50
08/08/05       435.00         189.50          900.50
08/09/05       434.80         188.00          904.50
08/10/05       437.60         186.50          902.50
08/11/05       445.90         187.00          911.50
08/12/05       446.20         188.00          915.50
08/15/05       442.40         185.50          905.50
08/16/05       446.15         184.00          891.00
08/17/05       440.10         185.00          890.50
08/18/05       439.70         183.50          892.00
08/19/05       436.30         183.00          887.50
08/22/05       438.20         183.50          891.00
08/23/05       439.20         184.00          896.50
08/24/05       437.67         184.50          897.50
08/25/05       438.70         184.50          896.50
08/26/05       437.70         183.50          894.50
08/29/05       436.90         185.00          900.50
08/30/05       431.60         183.00          889.00
08/31/05       435.20         182.50          890.50
09/01/05       443.25         184.00          899.00
09/02/05       444.40         185.00          906.00
09/05/05       445.35         184.00          909.50
09/06/05       444.00         182.50          908.50
09/07/05       444.70         184.50          905.50
09/08/05       447.40         184.00          910.50
09/09/05       449.20         183.50          911.50
09/12/05       449.75         183.00          906.00
09/13/05       446.50         184.00          908.50
09/14/05       450.30         184.50          913.00
09/15/05       455.75         184.50          917.50
09/16/05       459.75         191.50          920.00
09/19/05       464.75         200.50          925.00
09/20/05       463.85         198.50          929.50
09/21/05       472.35         199.50          929.50
09/22/05       466.05         197.50          924.50
09/23/05       463.25         196.50          922.50
09/26/05       466.65         192.50          914.50
09/27/05       462.50         193.50          914.50
09/28/05       469.00         197.50          909.00
09/29/05       472.15         197.50          926.50
09/30/05       469.30         196.00          930.50
10/03/05       465.95         193.50          925.50
10/04/05       466.25         193.50          915.50
10/05/05       464.75         191.75          909.00
10/06/05       473.45         195.50          926.50
10/07/05       474.85         201.00          933.50
10/10/05       475.24         204.50          936.50
10/11/05       475.50         210.00          940.00
10/12/05       470.90         211.50          943.50
10/13/05       471.60         209.50          930.50
10/14/05       469.70         207.50          924.50
10/17/05       474.00         213.50          933.50
10/18/05       472.20         211.00          930.00
10/19/05       464.55         207.00          927.00
10/20/05       461.20         208.50          923.50
10/21/05       466.89         209.50          927.50
10/24/05       465.25         208.50          927.50
10/25/05       472.60         215.50          935.50
10/26/05       470.95         224.00          941.50
10/27/05       473.65         226.50          938.00
10/28/05       473.49         225.50          937.50
10/31/05       465.18         224.50          937.50
11/01/05       459.15         221.50          925.50
11/02/05       463.20         221.51          934.50
11/03/05       461.10         226.50          936.50
11/04/05       456.90         222.50          931.50
11/07/05       459.60         226.50          930.50
11/08/05       460.80         228.00          939.00
11/09/05       467.10         235.50          951.50
11/10/05       466.85         241.00          960.00
11/11/05       468.70         248.50          967.50
11/14/05       467.50         251.50          971.50
11/15/05       468.52         246.50          969.50
11/16/05       479.30         255.50          987.00
11/17/05       486.00         257.50          977.50
11/18/05       485.80         264.50          979.50
11/21/05       491.76         265.50          973.50
11/22/05       494.58         257.50          971.50
11/23/05       492.50         252.50          977.50
11/24/05       493.49         256.00          979.50
11/25/05       496.08         258.00          988.50
11/28/05       498.70         262.50          994.50
11/29/05       499.80         264.50          996.50
11/30/05       493.08         259.50          976.50
12/01/05       503.90         262.50          989.75
12/02/05       503.38         266.50         1000.75
12/05/05       509.40         271.50         1001.50
12/06/05       511.40         271.50          987.50
12/07/05       515.20         274.50          994.50
12/08/05       521.13         280.00         1000.50
12/09/05       526.40         286.50         1000.50
12/12/05       528.00         293.50         1016.50
12/13/05       518.70         271.50          992.00
12/14/05       506.50         262.50          965.00
12/15/05       502.98         265.00          958.00
12/16/05       503.24         261.00          957.50
12/19/05       503.80         260.50          973.50
12/20/05       492.25         258.50          957.50
12/21/05       495.33         245.50          953.50
12/22/05       504.33         250.00          962.50
12/23/05       502.80         254.50          961.00
12/26/05       505.13         254.50          960.50
12/27/05       507.90         256.00          966.00
12/28/05       516.60         259.50          969.75
12/29/05       516.90         255.00          964.50
12/30/05       517.00         254.50          970.50
01/02/06       516.88         254.00          966.50
01/03/06       534.15         268.50          977.50
01/04/06       534.40         272.50          994.50
01/05/06       524.80         261.50          985.50
01/06/06       539.95         271.50          995.50
01/09/06       548.95         275.50         1007.50
01/10/06       542.50         270.50         1010.00
01/11/06       547.50         273.25         1014.00
01/12/06       546.40         273.50         1020.50
01/13/06       557.34         281.50         1035.50
01/16/06       562.20         287.50         1049.50
01/17/06       554.80         283.00         1041.50
01/18/06       542.95         270.50         1024.50
01/19/06       557.80         276.00         1038.50
01/20/06       554.49         275.75         1034.50
01/23/06       559.40         275.50         1045.50
01/24/06       558.60         274.25         1048.50
01/25/06       563.40         281.00         1057.50
01/26/06       560.65         273.50         1057.50
01/27/06       559.50         275.50         1064.50
01/30/06       568.35         281.50         1072.75
01/31/06       568.90         294.00         1081.25

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

MANAGER'S DISCUSSION

Consolidation continued to be a major theme in the precious metals industry, with Barrick Gold and Goldcorp launching a hostile bid for Placer Dome on October 31, 2005. At period-end, Barrick Gold had acquired 81% of the outstanding Placer Dome shares and taken control of the company. Gold Fields also launched a bid to acquire Bolivar Gold.

The multi-year highs in bullion performance translated nicely into strong equity gains for shareholders. Overall, the sector delivered exceptionally strong performance, with many holdings rising more than 100% during the period. Among these, some of the Fund's top performers were Centerra Gold, European Minerals, Harmony Gold Mining, Yamana Gold, Gold Fields and Kinross Gold.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/06

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Long Life Gold Mines                           54.4%

Platinum & Palladium                           12.2%

Medium Life Gold Mines                         10.4%

Gold Exploration & Development                  9.4%

Gold & Diversified Resources                    8.4%

Mutual Funds                                    0.9%

Short-Term Investments & Other Net Assets       4.3%

5. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

                                                            Semiannual Report |5

TOP 10 HOLDINGS
1/31/06

--------------------------------------------------------------
COMPANY                                          % OF TOTAL
INDUSTRY, COUNTRY                                NET ASSETS
--------------------------------------------------------------
Barrick Gold Corp.                                   10.0%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------
Impala Platinum Holdings Ltd., ord. & ADR             6.9%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------
Newcrest Mining Ltd.                                  6.4%
 LONG LIFE GOLD MINES, AUSTRALIA
--------------------------------------------------------------
AngloGold Ashanti Ltd., ord. & ADR                    6.0%
 LONG LIFE GOLD MINES, SOUTH AFRICA
--------------------------------------------------------------
Anglo Platinum Ltd.                                   4.6%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------
Newmont Mining Corp.                                  4.3%
 LONG LIFE GOLD MINES, U.S.
--------------------------------------------------------------
Meridian Gold Inc.                                    4.1%
 LONG LIFE GOLD MINES, U.S.
--------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc., B                4.1%
 GOLD AND DIVERSIFIED RESOURCES, U.S.
--------------------------------------------------------------
Goldcorp Inc., common and warrants                    3.8%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------
Kinross Gold Corp.                                    3.7%
 MEDIUM LIFE GOLD MINES, CANADA
--------------------------------------------------------------

Two of the largest drags on Fund performance were Compania de Minas Buenaventura and Barrick Gold, although both holdings appreciated for the period. Barrick Gold's 28% rise lagged the FTSE Gold Mines Index's, reflecting the uncertainty surrounding its attempted acquisition of Placer Dome. Compania de Minas Buenaventura increased 19% amid growing uncertainty about political developments in Peru and a production warning by their joint venture partner Newmont Mining, which implied significantly lower production from their flagship Yanacocha operation.

We increased the Fund's exposure to gold exploration and development companies with prospects positioned to take advantage of the current higher commodity price environment. New Fund holdings included Aurizon Mines, Golden Star Resources, Jinshuan Gold and platinum producer Lonmin.

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.


                        /s/Stephen M. Land
                        ------------------
[PHOTO OMITTED]         Stephen M. Land
                        Portfolio Manager
                        Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

6| Semiannual Report

Performance Summary as of 1/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: FKRCX)                                  CHANGE           1/31/06          7/31/05
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                   +$12.68            $30.49           $17.81
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/05-1/31/06)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1556
-------------------------------------------------------------------------------------------------------
  CLASS B (SYMBOL: FAGPX)                                  CHANGE           1/31/06          7/31/05
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                   +$12.33            $29.57           $17.24
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/05-1/31/06)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0182
-------------------------------------------------------------------------------------------------------
  CLASS C (SYMBOL: FRGOX)                                  CHANGE           1/31/06          7/31/05
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                   +$12.45            $29.85           $17.40
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/05-1/31/06)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0322
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS (SYMBOL: FGADX)                            CHANGE           1/31/06          7/31/05
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                   +$13.00            $31.28           $18.28
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/05-1/31/06)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2001
-------------------------------------------------------------------------------------------------------

                                                            Semiannual Report |7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH          1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +72.35%         +77.12%          +256.90%         +118.82%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2        +62.41%         +66.91%           +27.45%           +7.51%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $16,241         $16,691           $33,630          $20,629
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/05) 4                  +32.51%           +23.58%           +7.23%
-------------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH          1-YEAR            5-YEAR    INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +71.66%         +75.74%          +243.85%         +300.87%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2        +67.66%         +71.74%           +27.87%          +21.65%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $16,766         $17,174           $34,185          $40,087
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/05) 4                  +35.44%           +23.97%          +18.96%
-------------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH          1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +71.70%         +75.84%          +244.00%         +103.75%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2        +70.70%         +74.84%           +28.03%           +7.38%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $17,070         $17,484           $34,400          $20,375
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/05) 4                  +38.49%           +24.14%           +7.09%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                      6-MONTH          1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +72.46%         +77.51%          +261.28%         +131.47%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2        +72.46%         +77.51%           +29.29%           +8.76%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $17,246         $17,751           $36,128          $23,147
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/05) 4                  +40.87%           +25.37%           +8.47%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

8| Semiannual Report

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +165.61% and +11.35%.

                                                            Semiannual Report |9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10| Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                      VALUE 8/1/05       VALUE 1/31/06   PERIOD* 8/1/05-1/31/06
---------------------------------------------------------------------------------------------------------
  Actual                                           $1,000           $1,723.50             $ 6.38
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000           $1,020.52             $ 4.74
---------------------------------------------------------------------------------------------------------
  CLASS B
---------------------------------------------------------------------------------------------------------
  Actual                                           $1,000           $1,716.60             $11.50
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000           $1,016.74             $ 8.54
---------------------------------------------------------------------------------------------------------
  CLASS C
---------------------------------------------------------------------------------------------------------
  Actual                                           $1,000           $1,717.00             $11.51
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000           $1,016.74             $ 8.54
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
  Actual                                           $1,000           $1,724.60             $ 4.67
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000           $1,021.78             $ 3.47
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.93%; B:
1.68%; C: 1.68%; and Advisor: 0.68%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                           Semiannual Report |11

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                    ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2006                    YEAR ENDED JULY 31,
CLASS A                                                 (UNAUDITED)     2005         2004       2003        2002        2001
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $  17.81    $  15.94     $  13.74   $  10.28    $   8.88    $   7.90
                                                    ---------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .........................            0.03        0.04         0.05       0.13        0.13        0.25

 Net realized and unrealized gains (losses) ......           12.81        1.84         2.25       3.44        1.52        0.84
                                                    ---------------------------------------------------------------------------
Total from investment operations .................           12.84        1.88         2.30       3.57        1.65        1.09
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....           (0.16)      (0.01)       (0.10)     (0.11)      (0.25)      (0.11)
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................              -- c        -- c         -- c       --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................        $  30.49    $  17.81     $  15.94   $  13.74    $  10.28    $   8.88
                                                    ===========================================================================

Total return b ...................................           72.35%      11.78%       16.68%     34.97%      18.97%      13.91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $768,501    $439,628     $394,292   $306,283    $200,627    $164,004

Ratios to average net assets:
 Expenses ........................................            0.93% d     0.96%        0.96%      1.09%       1.13%       1.32%

 Net investment income ...........................            0.25% d     0.21%        0.26%      1.05%       1.18%       2.86%

Portfolio turnover rate ..........................            9.13%      11.33%        8.11%      6.59%      12.77%       7.31%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

12| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                    ------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2006                YEAR ENDED JULY 31,
CLASS B                                                 (UNAUDITED)      2005     2004      2003      2002      2001
                                                    ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $ 17.24      $ 15.54   $ 13.46   $ 10.11   $  8.76   $ 7.82
                                                    ------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ..................          (0.05)       (0.09)    (0.08)     0.02      0.01     0.17

 Net realized and unrealized gains (losses) ......          12.40         1.79      2.21      3.41      1.55     0.83
                                                    ------------------------------------------------------------------
Total from investment operations .................          12.35         1.70      2.13      3.43      1.56     1.00
                                                    ------------------------------------------------------------------
Less distributions from net investment income ....          (0.02)          --     (0.05)    (0.08)    (0.21)   (0.06)
                                                    ------------------------------------------------------------------
Redemption fees ..................................             -- c         -- c      -- c      --        --       --
                                                    ------------------------------------------------------------------
Net asset value, end of period ...................        $ 29.57      $ 17.24   $ 15.54   $ 13.46   $ 10.11   $ 8.76
                                                    ==================================================================

Total return b ...................................          71.66%       10.94%    15.81%    34.08%    18.14%   12.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $66,290      $41,270   $37,738   $26,278   $10,964   $4,037

Ratios to average net assets:
 Expenses ........................................           1.68% d      1.70%     1.71%     1.85%     1.89%    2.08%

 Net investment income (loss)                               (0.50)% d    (0.53)%   (0.49)%    0.29%     0.12%    1.88%

Portfolio turnover rate ..........................           9.13%       11.33%     8.11%     6.59%    12.77%    7.31%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

                      Semiannual Report | See notes to financial statements. |13

Franklin Gold and Precious Metals Fund

                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2006                        YEAR ENDED JULY 31,
CLASS C                                              (UNAUDITED)            2005         2004        2003        2002         2001
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............    $     17.40      $    15.69   $    13.59   $   10.18   $    8.80   $     7.83
                                                   --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a .................          (0.06)          (0.09)       (0.09)       0.04        0.04         0.18

 Net realized and unrealized gains (losses) .....          12.54            1.80         2.23        3.43        1.53         0.83
                                                   --------------------------------------------------------------------------------
Total from investment operations ................          12.48            1.71         2.14        3.47        1.57         1.01
                                                   --------------------------------------------------------------------------------
Less distributions from net investment income ...          (0.03)             --        (0.04)      (0.06)      (0.19)       (0.04)
                                                   --------------------------------------------------------------------------------
Redemption fees .................................             -- c            -- c         -- c        --          --           --
                                                   --------------------------------------------------------------------------------
Net asset value, end of period ..................    $     29.85      $    17.40   $    15.69   $   13.59   $   10.18   $     8.80
                                                   ================================================================================

Total return b ..................................          71.70%          10.96%       15.77%      34.16%      18.09%       12.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............    $   211,100      $  114,315   $  101,962   $  65,729   $  38,219   $   22,220

Ratios to average net assets:

 Expenses .......................................           1.68% d         1.71%        1.71%       1.82%       1.88%        2.07%

 Net investment income (loss) ...................          (0.50)% d       (0.54)%      (0.49)%      0.32%       0.35%        2.11%

Portfolio turnover rate .........................           9.13%          11.33%        8.11%       6.59%      12.77%        7.31%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

14| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2006                        YEAR ENDED JULY 31,
ADVISOR CLASS                                        (UNAUDITED)            2005         2004        2003        2002         2001
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............    $     18.28      $    16.36   $    14.08   $   10.53   $    9.09   $     8.09
                                                   --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ........................           0.06            0.08         0.08        0.09        0.15         0.28

 Net realized and unrealized gains (losses) .....          13.14            1.89         2.33        3.60        1.56         0.85
                                                   --------------------------------------------------------------------------------
Total from investment operations ................          13.20            1.97         2.41        3.69        1.71         1.13
                                                   --------------------------------------------------------------------------------
Less distributions from net investment income ...          (0.20)          (0.05)       (0.13)      (0.14)      (0.27)       (0.13)
                                                   --------------------------------------------------------------------------------
Redemption fees .................................             -- c            -- c         -- c        --          --           --
                                                   --------------------------------------------------------------------------------
Net asset value, end of period ..................    $     31.28      $    18.28   $    16.36   $   14.08   $   10.53   $     9.09
                                                   ================================================================================

Total return b ..................................          72.46%          12.09%       16.91%      35.38%      19.38%       14.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............    $    55,622      $   34,519   $   35,351   $  21,223   $   5,573   $    3,574

Ratios to average net assets:

 Expenses .......................................           0.68% d         0.71%        0.71%       0.85%       0.90%        1.08%

 Net investment income ..........................           0.50% d         0.46%        0.51%       1.29%       1.29%        3.15%

Portfolio turnover rate .........................           9.13%          11.33%        8.11%       6.59%      12.77%        7.31%

a Based on average daily shares outstanding.

b Total return is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

                      Semiannual Report | See notes to financial statements. |15

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                              COUNTRY       SHARES/WARRANTS       VALUE
-------------------------------------------------------------------------------------------------------------
      COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 95.7%
      GOLD AND DIVERSIFIED RESOURCES 8.4%
      Anglo American PLC .............................     South Africa          256,100      $    9,842,107
      Anglo American PLC, ADR ........................     South Africa          285,479          11,113,697
      Freeport-McMoRan Copper & Gold Inc., B .........     United States         699,211          44,924,307
    a Mvelaphanda Resources Ltd. .....................     South Africa        2,250,000          11,324,095
    a Oxiana Ltd. ....................................       Australia         9,882,655          15,134,920
                                                                                              ---------------
                                                                                                  92,339,126
                                                                                              ---------------
      GOLD EXPLORATION AND DEVELOPMENT 9.4%
    a Alamos Gold Inc. ...............................        Canada             696,400           5,638,718
  a,b Alamos Gold Inc., 144A .........................        Canada             400,000           3,238,781
  a,b Aurizon Mines Ltd., 144A .......................        Canada           1,800,000           3,145,693
    a Ballarat Goldfields NL .........................       Australia        10,000,000           3,297,953
    a Bendigo Mining Ltd. ............................       Australia         9,600,000          17,904,470
  a,c European Minerals Corp. ........................        Canada             550,000             647,229
a,b,c European Minerals Corp., 144A ..................        Canada          10,600,000          12,473,874
a,b,c European Minerals Corp., wts., 144A, 4/11/10 ...        Canada           5,300,000           2,513,392
    a Gammon Lake Resources Inc. .....................        Canada           1,364,500          19,436,366
    a Golden Star Resources Ltd. .....................        Canada             750,000           2,733,380
    a Ivanhoe Mines Ltd. .............................        Canada             710,000           5,811,188
  a,b Ivanhoe Mines Ltd., 144A .......................        Canada             918,600           7,518,532
  a,d Jinshan Gold Mines Inc. ........................        Canada           3,730,000           2,257,261
  a,d Jinshan Gold Mines Inc., wts., 6/06/07 .........        Canada           1,865,000             102,528
    a Metallica Resources Inc. .......................        Canada             500,000           1,492,930
  a,b Metallica Resources Inc., 144A .................        Canada             988,998           2,953,011
    a Metallica Resources Inc., wts., 12/11/08 .......        Canada             494,499             529,805
    a Miramar Mining Corp. ...........................        Canada           1,330,000           3,667,516
    a Nevsun Resources Ltd. ..........................        Canada             877,000           1,879,231
    a Pan Australian Resources Ltd. ..................       Australia        12,000,000           2,365,428
  a,b Pan Australian Resources Ltd., 144A ............       Australia         5,000,000             985,595
    a Shore Gold Inc. ................................        Canada             375,000           2,519,320
                                                                                              ---------------
                                                                                                 103,112,201
                                                                                              ---------------
      LONG LIFE GOLD MINES 54.4%
      Agnico-Eagle Mines Ltd. ........................        Canada             750,000          18,390,000
      AngloGold Ashanti Ltd. .........................     South Africa           62,530           3,829,357
      AngloGold Ashanti Ltd., ADR ....................     South Africa        1,021,327          62,484,786
      Barrick Gold Corp. .............................        Canada           3,506,284         110,307,679
  a,b Centerra Gold Inc., 144A .......................        Canada             461,600          17,025,731
      Compania de Minas Buenaventura SA ..............         Peru              100,593           2,829,017
      Compania de Minas Buenaventura SA, ADR .........         Peru              988,986          27,414,692
    a Glamis Gold Ltd. ...............................        Canada             948,500          30,323,545
      Gold Fields Ltd. ...............................     South Africa          604,999          14,180,990
      Gold Fields Ltd., ADR ..........................     South Africa          854,528          20,149,770
      Goldcorp Inc. ..................................        Canada           1,062,500          29,065,491
      Goldcorp Inc. (USD Traded) .....................        Canada             287,500           7,866,000
    a Goldcorp Inc., wts., 5/30/07 ...................        Canada             912,500           4,872,223
    a Harmony Gold Mining Co. Ltd. ...................     South Africa        1,343,000          24,551,798
    a Harmony Gold Mining Co. Ltd., ADR ..............     South Africa          300,000           5,589,000
      Highland Gold Mining Ltd. ......................    United Kingdom         524,000           2,782,918

16| Semiannual Report

Franklin Gold and Precious Metals Fund

-------------------------------------------------------------------------------------------------------------
                                                             COUNTRY        SHARES/WARRANTS       VALUE
-------------------------------------------------------------------------------------------------------------
      COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)
      LONG LIFE GOLD MINES (CONT.)
    a Lihir Gold Ltd. ................................   Papua New Guinea      8,566,841      $   15,717,780
  a,b Lihir Gold Ltd., ADR, 144A .....................   Papua New Guinea         50,000           1,876,000
    a Meridian Gold Inc. .............................     United States       1,670,260          45,307,491
      Newcrest Mining Ltd. ...........................       Australia         3,530,828          70,134,708
      Newmont Mining Corp. ...........................     United States         770,714          47,630,125
    a Randgold Resources Ltd., ADR. ..................    United Kingdom       1,843,250          33,067,905
    a Western Areas Ltd. .............................     South Africa          522,691           3,753,167
    a Western Areas Ltd., ADR ........................     South Africa           26,430             189,780
                                                                                              ---------------
                                                                                                 599,339,953
                                                                                              ---------------
      MEDIUM LIFE GOLD MINES 10.4%
    a Cambior Inc. ...................................        Canada           2,130,000           6,715,289
    a Eldorado Gold Corp. ............................        Canada           2,145,000          10,831,430
      IAMGOLD Corp. ..................................        Canada             387,400           3,606,253
      Kingsgate Consolidated Ltd. ....................       Australia         1,855,148           8,368,559
    a Kinross Gold Corp. .............................        Canada           3,513,012          40,414,909
    a Northgate Minerals Corp. .......................        Canada           1,150,000           2,555,107
    a Queenstake Resources Ltd. ......................        Canada           7,500,000           2,469,922
    a Rio Narcea Gold Mines Ltd. .....................        Canada           1,300,000           2,568,719
    a SEMAFO Inc. ....................................        Canada           3,000,000           5,901,466
  a,d SEMAFO Inc., wts., 144A, 12/18/06 ..............        Canada           1,225,000             928,405
    a Yamana Gold Inc. ...............................        Canada           3,830,940          30,951,654
                                                                                              ---------------
                                                                                                 115,311,713
                                                                                              ---------------
      MUTUAL FUNDS 0.9%
      Central Fund of Canada Ltd., A .................        Canada           1,255,000           9,613,300
                                                                                              ---------------
      PLATINUM & PALLADIUM 12.2%
      Anglo Platinum Ltd. ............................     South Africa           40,000           3,327,776
      Anglo Platinum Ltd., ADR .......................     South Africa          571,138          47,515,484
      Impala Platinum Holdings Ltd. ..................     South Africa          248,000          42,983,774
      Impala Platinum Holdings Ltd., ADR .............     South Africa          771,200          33,416,418
      Lonmin PLC .....................................    United Kingdom         100,000           3,722,086
    a Stillwater Mining Co. ..........................     United States         253,246           3,672,067
                                                                                              ---------------
                                                                                                 134,637,605
                                                                                              ---------------
    TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS
     (COST $464,942,336) .............................                                         1,054,353,898
                                                                                              ---------------

                                                          Semiannual Report |17

Franklin Gold and Precious Metals Fund

-------------------------------------------------------------------------------------------------------------
                                                             COUNTRY              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (COST $39,123,144) 3.6%
      MONEY FUND 3.6%
    e Franklin Institutional Fiduciary Trust Money
      Market Portfolio ...............................     United States         39,123,144   $   39,123,144
                                                                                              ---------------
      TOTAL INVESTMENTS (COST $504,065,480) 99.3% ....                                         1,093,477,042
      OTHER ASSETS, LESS LIABILITIES 0.7% ............                                             8,036,865
                                                                                              ---------------
      NET ASSETS 100.0% ..............................                                        $1,101,513,907
                                                                                              ===============

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $51,730,609, representing 4.70% of net assets.

c See Note 9 regarding holdings of 5% voting securities.

d See Note 8 regarding restricted and illiquid securities.

e See Note 10 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

18| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2006 (unaudited)

Assets:

 Investments in securities:
  Cost - Unaffiliated issuers ..........................      $   458,113,208
  Cost - Non-controlled affiliated issuers (Note 9) ....            6,829,128
  Cost - Sweep Money Fund (Note 10) ....................           39,123,144
                                                              ----------------
  Total cost of investments ............................      $   504,065,480
                                                              ================
  Value - Unaffiliated issuers .........................      $ 1,038,719,403
  Value - Non-controlled affiliated issuers (Note 9) ...           15,634,495
  Value - Sweep Money Fund (Note 10) ...................           39,123,144
                                                              ----------------
  Total value of investments ...........................        1,093,477,042
 Cash ..................................................            2,098,091
 Foreign currency, at value (cost $2,478,670) ..........            2,563,879
 Receivables:
  Capital shares sold ..................................            9,624,585
  Dividends ............................................              256,475
                                                              ----------------
     Total assets ......................................        1,108,020,072
                                                              ----------------
Liabilities:
 Payables:
  Investment securities purchased ......................              182,264
  Capital shares redeemed ..............................            5,379,450
  Affiliates ...........................................              882,421
 Accrued expenses and other liabilities ................               62,030
                                                              ----------------
  Total liabilities ....................................            6,506,165
                                                              ----------------
         Net assets, at value ..........................      $ 1,101,513,907
                                                              ================
Net assets consist of:
 Paid-in capital .......................................      $   489,881,978
 Distributions in excess of net investment income ......           (3,507,390)
 Net unrealized appreciation (depreciation) ............          589,497,097
 Accumulated net realized gain (loss) ..................           25,642,222
                                                              ----------------
         Net assets, at value ..........................      $ 1,101,513,907
                                                              ================

                      Semiannual Report | See notes to financial statements. |19

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2006 (unaudited)

CLASS A:
 Net assets, at value .........................................................     $ 768,501,164
                                                                                    ==============
 Shares outstanding ...........................................................        25,202,968
                                                                                    ==============
 Net asset value per share a ..................................................     $       30.49
                                                                                    ==============
 Maximum offering price per share (net asset value per share / 94.25%) ........     $       32.35
                                                                                    ==============
CLASS B:
 Net assets, at value .........................................................     $  66,290,093
                                                                                    ==============
 Shares outstanding ...........................................................         2,242,007
                                                                                    ==============
 Net asset value and maximum offering price per share a .......................     $       29.57
                                                                                    ==============
CLASS C:
 Net assets, at value .........................................................     $ 211,100,204
                                                                                    ==============
 Shares outstanding ...........................................................         7,072,460
                                                                                    ==============
 Net asset value and maximum offering price per share a .......................     $       29.85
                                                                                    ==============
ADVISOR CLASS:
 Net assets, at value .........................................................     $  55,622,446
                                                                                    ==============
 Shares outstanding ...........................................................         1,778,314
                                                                                    ==============
 Net asset value and maximum offering price per share a .......................     $       31.28
                                                                                    ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

 20| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the period ended January 31, 2006 (unaudited)

Investment income:
 Dividends
  Unaffiliated issuers .................................     $   4,480,991
  Sweep Money Fund (Note 10) ...........................           221,171
 Interest ..............................................             3,589
                                                             --------------
       Total investment income .........................         4,705,751
                                                             --------------
Expenses:
 Management fees (Note 3a) .............................         1,960,547
 Distribution fees (Note 3c)
  Class A ..............................................           697,554
  Class B ..............................................           255,353
  Class C ..............................................           749,593
 Transfer agent fees (Note 3e) .........................           580,401
 Custodian fees (Note 4) ...............................            36,403
 Reports to shareholders ...............................            43,242
 Registration and filing fees ..........................            48,584
 Professional fees .....................................            11,751
 Trustees' fees and expenses ...........................             8,450
 Other .................................................             9,303
                                                             --------------
       Total expenses ..................................         4,401,181
       Expense reductions (Note 4) .....................              (148)
                                                             --------------
        Net expenses ...................................         4,401,033
                                                             --------------
         Net investment income .........................           304,718
                                                             --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................        41,269,385
  Foreign currency transactions ........................             2,379
                                                             --------------
        Net realized gain (loss) .......................        41,271,764
                                                             --------------
 Net change in unrealized appreciation (depreciation) on
  Investments .......................................       410,730,533
  Translation of assets and liabilities denominated in
       foreign currencies ..............................            85,535
                                                             --------------
        Net change in unrealized appreciation
         (depreciation) ................................       410,816,068
                                                             --------------
Net realized and unrealized gain (loss) ................       452,087,832
                                                             --------------
Net increase (decrease) in net assets resulting from
   operations ..........................................     $ 452,392,550
                                                             ==============

                       Semiannual Report | See notes to financial statements.|21

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ---------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                             JANUARY 31, 2006     YEAR ENDED
                                                                                                (UNAUDITED)     JULY 31, 2005
                                                                                             ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................     $        304,718   $     270,035
  Net realized gain (loss) from investments and foreign currency transactions ..........           41,271,764      16,486,556
  Net change in unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in foreign currencies .........          410,816,068      51,129,638
                                                                                             ---------------------------------
        Net increase (decrease) in net assets resulting from operations ................          452,392,550      67,886,229
                                                                                             ---------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................................           (3,751,799)       (196,281)
   Class B .............................................................................              (41,911)             --
   Class C .............................................................................             (219,065)             --
   Advisor Class .......................................................................             (348,876)       (115,006)
                                                                                             ---------------------------------
 Total distributions to shareholders ...................................................           (4,361,651)       (311,287)
                                                                                             ---------------------------------
 Capital share transactions: (Note 2)
   Class A .............................................................................           17,697,456      (3,154,226)
   Class B .............................................................................           (3,416,902)       (404,873)
   Class C .............................................................................           12,082,893       1,304,585
   Advisor Class .......................................................................           (2,620,383)     (4,939,072)
                                                                                             ---------------------------------
 Total capital share transactions ......................................................           23,743,064      (7,193,586)
                                                                                             ---------------------------------

 Redemption fees .......................................................................                7,677           8,647
                                                                                             ---------------------------------
        Net increase (decrease) in net assets ..........................................          471,781,640      60,390,003
Net assets:
 Beginning of period ...................................................................          629,732,267     569,342,264
                                                                                             ---------------------------------
 End of period .........................................................................     $  1,101,513,907   $ 629,732,267
                                                                                             =================================
Distributions in excess of net investment income/undistributed net investment income included in net assets:
 End of period .........................................................................     $     (3,507,390)  $     549,543
                                                                                             =================================

 22| See notes to financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

                                                           Semiannual Report |23

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences

24| Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

                                                           Semiannual Report |25

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At January 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                ----------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                                   YEAR ENDED
                                                        JANUARY 31, 2006                                 JULY 31, 2005
                                                ----------------------------------------------------------------------------------
                                                  SHARES                 AMOUNT                   SHARES                AMOUNT
                                                ----------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ................................    8,121,294           $ 188,767,201              11,059,746          $ 194,135,361
 Shares issued in reinvestment of
  distributions .............................      141,715               3,284,951                   8,786                171,070
 Shares redeemed ............................   (7,743,025)           (174,354,696)            (11,118,040)          (197,460,657)
                                                ----------------------------------------------------------------------------------
 Net increase (decrease) ....................      519,984           $  17,697,456                 (49,508)         $  (3,154,226)
                                                ==================================================================================
CLASS B SHARES:
 Shares sold ................................      209,911           $   4,613,298                 468,037          $   8,154,926
 Shares issued in reinvestment of
  distributions .............................        1,657                  37,296                      --                     --
 Shares redeemed ............................     (363,925)             (8,067,496)               (502,670)            (8,559,799)
                                                ----------------------------------------------------------------------------------
 Net increase (decrease) ....................     (152,357)          $  (3,416,902)                (34,633)         $    (404,873)
                                                ==================================================================================
CLASS C SHARES:
 Shares sold ................................    1,455,468           $  33,818,874               1,406,424          $  24,673,748
 Shares issued in reinvestment of
  distributions .............................        7,924                 180,030                      --                     --
 Shares redeemed ............................     (959,700)            (21,916,011)             (1,337,493)           (23,369,163)
                                                ----------------------------------------------------------------------------------
 Net increase (decrease) ....................      503,692           $  12,082,893                  68,931          $   1,304,585
                                                ==================================================================================
ADVISOR CLASS SHARES:
 Shares sold ................................      103,445           $   2,533,896                 482,952          $   8,680,605
 Shares issued in reinvestment of
  distributions .............................       12,610                 299,758                   5,639                112,495
 Shares redeemed ............................     (225,768)             (5,454,037)               (761,539)           (13,732,172)
                                                ----------------------------------------------------------------------------------
 Net increase (decrease) ....................     (109,713)          $  (2,620,383)               (272,948)         $  (4,939,072)
                                                ==================================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------------------
  SUBSIDIARY                                                                    AFFILIATION
----------------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                            Investment manager
  Franklin Templeton Services, LLC (FT Services)                                Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                          Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

26| Semiannual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...........................................................   1.00%
Class C ...........................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received a .............................      $  280,758
Contingent deferred sales charges retained ...............      $   86,997

a Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $580,401, of which $390,663 was retained by Investor Services.

                                                           Semiannual Report |27

Franklin Gold and Precious Metals Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At July 31, 2005, the capital loss carryforwards were as follows:

Capital loss carryovers expiring in:
 2007 .......................................................  $11,772,239
 2008 .......................................................    2,754,018
 2009 .......................................................    1,043,050
                                                               ------------
                                                               $15,569,307
                                                               ============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................   $509,549,465
                                                              =============

Unrealized appreciation ...................................   $587,123,564
Unrealized depreciation ...................................     (3,195,987)
                                                              -------------
Net unrealized appreciation (depreciation) ................   $583,927,577
                                                              =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2006, aggregated $71,305,890 and $91,090,134, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

28| Semiannual Report

Franklin Gold and Precious Metals Fund

8. RESTRICTED AND ILLIQUID SECURITIES

At January 31, 2006, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At January 31, 2006, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------
 SHARES AND                                                    ACQUISITION
  WARRANTS          ISSUER                                         DATE       COST             VALUE
-------------------------------------------------------------------------------------------------------
  3,730,000     Jinshan Gold Mines Inc. .....................   12/14/05   $1,619,486       $2,257,261
  1,865,000     Jinshan Gold Mines Inc., wts., 6/06/07 ......   12/14/05           --          102,528
  1,225,000     a SEMAFO Inc., wts., 144A, 12/18/06 .........   12/18/03       21,630          928,405
                                                                                            -----------
                   TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.30% of Net Assets)           $3,288,194
                                                                                            ===========

a The Fund also invests in unrestricted securities of the issuer, valued at $5,901,466 as of January 31, 2006.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at January 31, 2006 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------
                         NUMBER OF SHARES/                          NUMBER OF SHARES/                               REALIZED
                          WARRANTS HELD AT     GROSS       GROSS     WARRANTS HELD AT     VALUE AT    INVESTMENT    CAPITAL
 NAME OF ISSUER         BEGINNING OF PERIOD  ADDITIONS  REDUCTIONS    END OF PERIOD    END OF PERIOD    INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
 NON-CONTROLLED
  AFFILIATES
 European
  Minerals Corp. .....              550,000      --        --             550,000      $     647,229  $   --      $    --
 European Minerals
  Corp., 144A ........           10,600,000      --        --          10,600,000         12,473,874      --           --
 European Minerals
  Corp., wts.,
  144A, 4/11/10 ......            5,300,000      --        --           5,300,000          2,513,392      --           --
                                                                                       --------------------------------------
   TOTAL NON-CONTROLLED AFFILIATED SECURITIES (1.42% of Net Assets)                    $  15,634,495  $   --      $    --
                                                                                       ======================================

10. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

                                                           Semiannual Report |29

Franklin Gold and Precious Metals Fund

11. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March, 2005. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

30| Semiannual Report

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

At July 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on November 30, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis by country, of foreign tax paid, and foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C and Advisor Class shareholders of record.

Record Date: 11/30/2005

--------------------------------------------------------------------------------------------------
                                                                    CLASS A

                                               FOREIGN TAX      FOREIGN             FOREIGN
                                                   PAID      SOURCE INCOME    QUALIFIED DIVIDENDS
   COUNTRY                                      PER SHARE      PER SHARE           PER SHARE
--------------------------------------------------------------------------------------------------
   Australia ...............................    $ 0.0000       $ 0.0005           $ 0.0005
   Canada ..................................      0.0052         0.0016             0.0016
   Peru ....................................      0.0006         0.0006             0.0005
   South Africa ............................      0.0000         0.0054             0.0054
   United Kingdom ..........................      0.0000         0.0009             0.0009
                                                --------------------------------------------------
   TOTAL ...................................    $ 0.0058       $ 0.0090           $ 0.0089
                                                ==================================================

--------------------------------------------------------------------------------------------------
                                                                    CLASS B

                                               FOREIGN TAX      FOREIGN             FOREIGN
                                                   PAID      SOURCE INCOME    QUALIFIED DIVIDENDS
   COUNTRY                                      PER SHARE      PER SHARE           PER SHARE
--------------------------------------------------------------------------------------------------
   Australia ...............................    $ 0.0000       $ 0.0000           $ 0.0000
   Canada ..................................      0.0000         0.0000             0.0000
   Peru ....................................      0.0000         0.0000             0.0000
   South Africa ............................      0.0000         0.0000             0.0000
   United Kingdom ..........................      0.0000         0.0000             0.0000
                                                --------------------------------------------------
   TOTAL ...................................    $ 0.0000       $ 0.0000           $ 0.0000
                                                ==================================================

--------------------------------------------------------------------------------------------------
                                                                    CLASS C

                                               FOREIGN TAX      FOREIGN             FOREIGN
                                                  PAID       SOURCE INCOME    QUALIFIED DIVIDENDS
   COUNTRY                                      PER SHARE      PER SHARE           PER SHARE
--------------------------------------------------------------------------------------------------
   Australia ...............................    $ 0.0000       $ 0.0000           $ 0.0000
   Canada ..................................      0.0000         0.0000             0.0000
   Peru ....................................      0.0000         0.0000             0.0000
   South Africa ............................      0.0000         0.0000             0.0000
   United Kingdom ..........................      0.0000         0.0000             0.0000
                                                --------------------------------------------------
   TOTAL ...................................    $ 0.0000       $ 0.0000           $ 0.0000
                                                ==================================================

                                                           Semiannual Report |31

Franklin Gold and Precious Metals Fund

--------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS

                                               FOREIGN TAX      FOREIGN             FOREIGN
                                                  PAID       SOURCE INCOME    QUALIFIED DIVIDENDS
   COUNTRY                                      PER SHARE      PER SHARE           PER SHARE
--------------------------------------------------------------------------------------------------
   Australia ...............................    $ 0.0000       $ 0.0024           $ 0.0024
   Canada ..................................      0.0052         0.0068             0.0068
   Peru ....................................      0.0006         0.0028             0.0025
   South Africa ............................      0.0000         0.0236             0.0236
   United Kingdom ..........................      0.0000         0.0038             0.0038
                                                --------------------------------------------------
   TOTAL ...................................    $ 0.0058       $ 0.0394           $ 0.0391
                                                ==================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2006 shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

32| Semiannual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                           Semiannual Report |33

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

                       This page intentionally left blank.

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund


GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund


GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1


VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund


BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund


SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund


ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund


TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund


INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund


TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6


LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund


INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund


STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                          Not part of the semiannual report

      [LOGO](R)
 FRANKLIN TEMPLETON           One Franklin Parkway
     INVESTMENTS              San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S2006 03/06

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services. N/A

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

      Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By     /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By     /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By     /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006